Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Summary of Convertible Notes Payable
The Company’s convertible notes payable balance was as follows (in thousands):

	March 31, 2024	December 31, 2023
iHeart Convertible Note	$99	$99
Mudrick Convertible Notes measured at fair value	66,390	40,370

Total Convertible Notes Payable	$66,489	$40,469

The Company's convertible notes payable balance was as follows (in thousands):

	December 31, 2023	December 31, 2022
iHeart Convertible Note	$99	$99
Mudrick Convertible Notes measured at fair value	40,370	56,743

Total Convertible Notes Payable	$40,469	$56,842

Summary of Notes Payable Future Principal Payments	The notes payable future principal payments as of March 31, 2024 are as follows (in thousands):

Year ended December 31,
2024	1,306
2025	1,150
2026	32,389
Thereafter	—

Total	$34,845

The notes payable future principal payments as of December 31, 2023 are as follows (in thousands):

Year ended December 31,
2024	19,904
2025	1,177
2026	945
Thereafter	—

Total	$22,026

Summary of Company's Notes Payable
The Company’s notes payable balances were as follows (in thousands):

	March 31, 2024	December 31, 2023
PGE Loan	3,382	3,458
Mudrick Super Priority Note (at fair value)	31,463	18,568

Total Notes Payable	34,845	22,026
Less: short-term portion of PGE Loan	(1,595)	(1,336)
Less: short-term portion of Mudrick Super Priority Note	—	(18,568)

Total Notes Payable, less current portion	$33,250	$2,122

The Company's notes payable balances were as follows (in thousands):

	December 31, 2023	December 31, 2022
PGE Loan	$3,458	$4,409
Mudrick Super Priority Note (at fair value)	18,568	—

Total Notes Payable	22,026	4,409
Less: short-term portion of PGE Loan	(1,336)	(1,211)
Less: short-term portion of Mudrick Super Priority Note	(18,568)	—

Total Notes Payable, less current portion	$2,122	$3,198